Share-Based Payments (Tables)	9 Months Ended	12 Months Ended
	Jan. 31, 2016	Apr. 30, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Table Text Block]
Stock-based compensation expense was recognized as follows (table in thousands):

	Three Months Ended January 31,		Nine Months Ended January 31,
	2016	2015	2016	2015
General and administrative	$488	$474	$1,600	$1,530
Sales and marketing	27	114	173	447
Research and development	49	65	262	267
TOS cost of sales	2	2	28	20
POS cost of sales	1	2	27	20
Total stock-based compensation expense	$567	$657	$2,090	$2,284

Stock-based compensation costs were recorded as follows (in thousands):

	Year Ended April 30,
	2015	2014
General and administrative	$2,204	$2,298
Sales and marketing	561	352
Research and development	352	36
TOS cost of sales	23	56
POS cost of sales	22	65
Total stock-based compensation expense	$3,162	$2,807

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]

Black-Scholes assumptions used to calculate the fair value of options granted during the three and nine months ended January 31, 2016 and 2015 were as follows:

	Three Months Ended January 31,		Nine Months Ended January 31,
	2016	2015	2016	2015
Expected term in years	2.5 – 6	—	2.5 – 6	3 – 6
Risk-free interest rates	0.995% – 1.75%	—	0.995% – 1.77%	0.79% – 1.94%
Volatility	82.72% – 91.98%	—	82.72% – 92.32%	85.8% – 102.1%
Dividend yield	0%	—	0%	0%

Black-Scholes assumptions used to calculate the fair value of options granted during the years ended April 30, 2015 and 2014 were as follows:

	Year Ended April 30,
	2015	2014
Expected term in years	2.5 – 6.0	3.0 – 6.0
Risk-free interest rates	0.8% – 1.9%	0.7% – 2.4%
Volatility	86% – 102%	84% – 102%
Dividend yield	0%	0%

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
The Company’s stock options activity for the nine months ended January 31, 2016 was as follows:

	Non- Employees	Directors and Employees	Total	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Outstanding, May 1, 2015	57,917	1,946,085	2,004,002	$5.74	6.7	$4,166,000
Granted	—	331,582	331,582	5.33	8.9	—
Exercised	—	—	—	—
Forfeited	—	(38,140)	(38,140)	6.64
Expired	(6,667)	(78,206)	(84,873)	6.91
Outstanding, January 31, 2016	51,250	2,161,321	2,212,571	5.61	6.4	$1,000
Vested and expected to vest as of January 31, 2016	51,250	2,161,321	2,212,571	5.61	6.4	$1,000
Exercisable as of January 31, 2016	34,271	1,644,223	1,678,494	5.76	5.8	$1,000

The Company’s stock options activity and related information as of and for the years ended April 30, 2015 and 2014 is as follows (dollars in thousands):
	Non- Employees	Directors and Employees	Total	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Outstanding, May 1, 2014	63,750	1,882,170	1,945,920	$12.12	7.5	$985,000
Granted	6,667	1,756,714	1,763,380	7.92
Exercised	—	(313)	(313)	5.88
Canceled	—	(1,656,073)	(1,656,073)	12.48
Forfeited	—	(12,604)	(12,604)	11.52
Expired	(12,500)	(23,809)	(36,309)	11.88
Outstanding, April 30, 2015	57,917	1,946,085	2,004,002	5.74	6.7	$4,166,000
Vested and expected to vest as of April 30, 2015	57,917	1,946,085	2,004,002		6.7	$4,166,000
Vested as of April 30, 2015	40,625	1,385,298	1,425,923	5.88	5.9	$2,879,000

	Non- Employees	Directors and Employees	Total	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Outstanding, May 1, 2013	63,750	1,093,767	1,157,517	$10.20	7.0	$89,000
Granted	—	816,111	816,111	14.76
Exercised	—	(2,813)	(2,813)	7.56
Canceled	—	—	—	—
Forfeited	—	(6,042)	(6,042)	9.84
Expired	—	(18,854)	(18,854)	8.76
Outstanding, April 30, 2014	63,750	1,882,170	1,945,920	12.12	7.5	$985,000
Vested and expected to vest as of April 30, 2014	63,750	1,882,170	1,945,920		7.5	$985,000
Vested as of April 30, 2014	43,524	1,086,857	1,130,381	10.20	6.1	$927,000

Schedule Of Share Based Compensation Warrants Activity [Table Text Block]
Activity related to these warrants, which expire at various dates through January 2019, is summarized as follows:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Outstanding, May 1, 2015	2,109,840	$5.54	4.6	$3,764,871
Granted	—	—	—	—
Exercised	—	—	—	—
Expired	—	—	—	—
Outstanding, January 31, 2016	2,109,840	$5.54	3.9	$—

Activity related to these warrants, which expire at various dates through January 2019, is summarized as follows (dollars in thousands):

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Outstanding, May 1, 2014	273,056	$7.32	2.9	$984,333
Granted	1,849,285	5.64	4.9	3,108,271
Exercised	—	—	—	—
Forfeited	—	—	—	—
Expired	(12,500)	—	—	—
Outstanding, April 30, 2015	2,109,840	$5.82	4.6	$3,247,604

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Outstanding, May 1, 2013	273,056	$7.32	3.9	$—
Granted	—	—	—	—
Exercised	—	—	—	—
Forfeited	—	—	—	—
Expired	—	—	—	—
Outstanding, April 30, 2014	273,056	$7.32	2.9	$984,333